Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of personnel expenses [line items]
Personnel Expenses	$ 24,448,962	$ 26,191,885	$ 26,287,914
Payroll [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	15,061,255	17,933,497	17,711,915
Social contributions on payroll [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	3,305,975	2,639,136	2,831,205
Personnel Compensations and Rewards [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	4,718,902	4,199,697	4,474,386
Services for Personnel [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	714,502	829,066	689,832
Other Short-term Personnel Expenses [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	548,454	504,650	$ 580,576
Other Long-term Personnel Expenses [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	$ 99,874	$ 85,839